Property, plant and equipment	12 Months Ended
Dec. 31, 2017
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Property, plant and equipment

Note 8: Property, plant and equipment

(€‘000)	Equipment	Furniture	Leasehold	Total
Cost:
At January 1st, 2016	2,375	150	915	3,440
Additions	610	315	2,066	2,990
Acquisition of BMS SA	1,065			1,065
Disposals	(51)		(34)	(85)

At December 31, 2016	3,999	465	2,947	7,410
Additions	823		129	952
Disposals	(281)	(9)	(9)	(299)

Currency translation adjustments	(3)	(11)	(8)	(23)
At December 31, 2017	4,537	445	3,059	8,041

Accumulated depreciation:
At January 1st 2016	(1,589)	(150)	(565)	(2,304)
Depreciation charge	(380)	(33)	(347)	(760)
Acquisition of BMS SA	(790)	—	—	(790)

Disposals	7	—	—	7

At December 31, 2016	(2,752)	(184)	(912)	(3,847)
Depreciation charge	(424)	(56)	(486)	(966)
Disposals	50	9	2	61

Currency translation adjustments	1	1		2
At December 31, 2017	(3,126)	(229)	(1,395)	(4,750)

Net book value
Cost	3,999	465	2,947	7,410
Accumulated depreciation	(2,752)	(184)	(912)	(3,847)

At December 31, 2016	1,246	281	2,035	3,563

Cost	4,537	445	3,059	8,041
Accumulated depreciation	(3,126)	(229)	(1,395)	(4,750)

At December 31, 2017	1,412	215	1,664	3,290

Property, Plant and Equipment is mainly composed of office furniture, leasehold improvements, and laboratory equipment.

The prior year’s acquisition of BMS was accounted for as an asset deal. The fair value of the assets acquired is concentrated in one identifiable asset, i.e. the GMP laboratories. The difference between the purchase price and the net assets of BMS at the date of acquisition is then allocated entirely to the Property, Plant and Equipment.

Finance leases

Lease contracts considered as finance lease relate to some contracts with financial institutions and relate to laboratory and office equipment. All finance leases have a maturity of three years. A key common feature is that they include a bargain option to purchase the leased asset at the end of the three-year-lease term.

The total of future minimum lease payments at the end of the reporting period, and their present value reported on the balance sheet, are similar amounts.